Average Annual Total Returns - FidelitySeriesGlobalexUSIndexFund-PRO - FidelitySeriesGlobalexUSIndexFund-PRO - Fidelity Series Global ex U.S. Index Fund	Dec. 30, 2022
Fidelity Series Global ex U.S. Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.77%
Past 5 years	9.71%
Past 10 years	7.28%
Fidelity Series Global ex U.S. Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.92%
Past 5 years	8.99%
Past 10 years	6.62%
Fidelity Series Global ex U.S. Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.87%
Past 5 years	7.50%
Past 10 years	5.72%
MS112
Average Annual Return:
Past 1 year	7.98%
Past 5 years	9.79%
Past 10 years	7.44%